Credit facility (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 16, 2024	Dec. 31, 2024
Credit facility
Revolving credit facility, amount	$ 15,000,000
Additional revolving credit facility, amount	$ 10,000,000
Revolving credit facility, interest rate percentage description	amounts drawn on the Facility bear interest at either (i) a rate determined by reference to the U.S. dollar base rate plus a margin of 1.5% to 2.5% per annum, or (ii) the secured overnight financing rate plus a margin of 2.60% to 3.60% per annum
Standby fee description		The undrawn portion of the Facility is subject to a standby fee of 0.5625% to 0.7875% per annum